Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2017		2016
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2017	$—	—%	$50,000	1.25%
2018	150,000	2.04%	150,000	2.04%
2019	100,000	1.92%	75,000	1.96%
2020	50,000	2.04%	25,000	2.14%
2021	100,000	1.96%	—	—%
2022	—	—%	—	—%
Thereafter	100,000	3.40%	100,000	3.40%
Total	$500,000	2.27%	400,000	2.27%
Total broker repurchase agreements by year of maturity:
2017	—	—%	300,000	1.75%
Total	$—	—%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2017	—	—%	350,000	1.68%
2018	150,000	2.04%	150,000	2.04%
2019	100,000	1.92%	75,000	1.96%
2020	50,000	2.04%	25,000	2.14%
2021	100,000	1.96%	—	—%
2022	—	—%	—	—%
Thereafter	100,000	3.40%	100,000	3.40%
Total	$500,000	2.27%	$700,000	2.05%
Prepayment penalty	—	—	(5,719)	—
Total long-term debt	$500,000	2.27%	$694,281	2.07%